PIEDMONT INVESTMENT TRUST

January 15, 2013

FILED VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Piedmont Investment Trust
811-21689; 333-121514

Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting and Proxy Statement, to be furnished to shareholders of The Piedmont Select Equity Fund, a series of Piedmont Investment Trust, in connection with a Special Meeting of Shareholders scheduled to be held on February 28, 2013.

If you have any questions or comments concerning this filing, please telephone the undersigned at (513) 587-3451.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary